VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
EXCHANGE TRADED FUND: 100.0% (a)
(Cost: $22,944,294)
Vanguard S&P 500 ETF 55,104 $ 24,069,427
Underline
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $981)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 981 981
Total Investments: 100.0%
(Cost: $22,945,275) 24,070,408
Liabilities in excess of other assets: 0.0% (5,528)
NET ASSETS: 100.0% $ 24,064,880
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Exchanged Traded Fund 100.0% $ 24,069,427